Financial Instruments - Dividends Recognized for Equity Investments Measured at FVOCI (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Investment derecognized in the reporting period	¥ 2,168	¥ 865
Investment held at the end of reporting period	17,988	16,967
Total	¥ 20,156	¥ 17,832